Document And Entity Information	Dec. 15, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2023
Entity Registrant Name	BIODESIX INC
Entity Central Index Key	0001439725
Entity File Number	001-39659
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-3986492
Entity Address, Address Line One	919 West Dillon Rd
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	(303)
Local Phone Number	417-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Security 12b Title	Common Stock, par value of $0.001 per share
Entity Ex Transition Period	false
Trading Symbol	BDSX
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	2970 Wilderness Place
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301